Schedule of Investments (unaudited) May 31, 2019	iShares® MSCI Singapore ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 3.3%
Singapore Technologies Engineering Ltd.	6,540,400	$18,580,277

Airlines — 2.7%
Singapore Airlines Ltd.	2,282,467	15,107,548

Banks — 43.4%
DBS Group Holdings Ltd.	5,620,800	99,196,594
Oversea-Chinese Banking Corp. Ltd.(a)	9,845,850	75,613,495
United Overseas Bank Ltd.	4,075,500	69,585,680

		244,395,769

Capital Markets — 3.1%
Singapore Exchange Ltd.	3,280,800	17,591,677

Distributors — 2.0%
Jardine Cycle & Carriage Ltd.	468,644	11,498,607

Diversified Telecommunication Services — 4.8%
Singapore Telecommunications Ltd.	11,589,168	26,944,700

Electronic Equipment, Instruments & Components — 2.3%
Venture Corp. Ltd.	1,175,800	12,908,299

Equity Real Estate Investment Trusts (REITs) — 8.6%
Ascendas REIT	10,574,781	22,434,962
CapitaLand Commercial Trust(a)	3,785,483	5,308,230
CapitaLand Mall Trust	4,297,800	7,525,483
Suntec REIT(a)	9,781,200	12,934,053

		48,202,728

Food Products — 4.7%
Golden Agri-Resources Ltd.	39,148,528	7,537,588
Wilmar International Ltd.	7,823,300	18,700,663

		26,238,251

Hotels, Restaurants & Leisure — 2.8%
Genting Singapore Ltd.	24,675,442	15,597,511

Industrial Conglomerates — 5.8%
Keppel Corp. Ltd.(a)	5,449,900	23,876,846
Sembcorp Industries Ltd.(a)	4,956,700	8,679,222

		32,556,068

Security	Shares	Value

Machinery — 2.0%
Yangzijiang Shipbuilding Holdings Ltd.	11,599,100	$11,545,586

Media — 1.9%
Singapore Press Holdings Ltd.(a)	6,404,200	10,888,094

Real Estate Management & Development — 6.5%
CapitaLand Ltd.	5,607,900	13,119,801
City Developments Ltd.	1,993,300	11,904,622
UOL Group Ltd.	2,376,700	11,673,260

		36,697,683

Road & Rail — 2.9%
ComfortDelGro Corp. Ltd.(a)	9,258,800	16,548,587

Transportation Infrastructure — 2.1%
SATS Ltd.	3,200,000	11,787,699

Total Common Stocks — 98.9% (Cost: $626,986,366)		557,089,084

Short-Term Investments

Money Market Funds — 2.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.53%(b)(c)(d)	12,457,457	12,462,440
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.33%(b)(c)	254,406	254,406

		12,716,846

Total Short-Term Investments — 2.2% (Cost: $12,713,330)		12,716,846

Total Investments in Securities — 101.1% (Cost: $639,699,696)		569,805,930

Other Assets, Less Liabilities — (1.1)%		(6,368,954)

Net Assets — 100.0%		$563,436,976

(a)	All or a portion of this security is on loan.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period-end.
(d)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended May 31, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 08/31/18	Net Activity	Shares Held at 05/31/19	Value at 05/31/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	6,147,480	6,309,977	12,457,457	$12,462,440	$147,628	(a)	$(7,343)	$1,731
BlackRock Cash Funds: Treasury, SL Agency Shares	165,742	88,664	254,406	254,406	6,728		—	—

				$12,716,846	$154,356		$(7,343)	$1,731

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Schedule of Investments (unaudited) (continued) May 31, 2019	iShares® MSCI Singapore ETF

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
MSCI Singapore Index	246	06/27/19	$ 6,237	$(128,896)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$557,089,084	$—	$—	$557,089,084
Money Market Funds	12,716,846	—	—	12,716,846

	$569,805,930	$—	$—	$569,805,930

Derivative financial instruments(a)
Liabilities
Futures Contracts	$(128,896)	$—	$—	$(128,896)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

2